Schedule of detailed information about right-of-use assets (Details) - USD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Balance, beginnng of year	$ 557,022	$ 550,478
Acquired		210,178	258,756
Depreciation	(180,395)	(203,058)	(148,687)
Impairment	(346,266)
Disposal of Eden Games	(16,036)
Effect of foreign exchange	(3,210)	(576)	15,038
Balance, end of year	$ 11,115	$ 557,022	$ 550,478